UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Paradigm Ltd.
           --------------------------------------------------
Address:   PO Box 2834
           --------------------------------------------------
           Hamilton HM LX, Bermuda
           --------------------------------------------------

Form 13F File Number:
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas Banks
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     (441) 296-2584 ext. 224
           --------------------------------------------------

Signature, Place, and Date of Signing:


       /s/ Douglas Banks           Hamilton, Bermuda      February 12, 2001
         [Signature]               [City, State]          [Date]

Report Type (Check only one):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings  reported  are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:             21
                                               -------------

Form 13F Information Table Value Total:           $119,835
                                               -------------
                                               (in thousands)


List of Other Included Managers:
None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.   Form 13F File Number              Name


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
                                                     FORM 13F INFORMATION TABLE

                                                           VALUE      SHRS OR    SH/   PUT/  INVESTMENT   OTHER
       NAME OF ISSUER            TITLE OF CLASS  CUSIP     (X1000)    PRN AMT    PRN   CALL  DISCRETION  MANAGERS

AMERICAN TOWER CORP - CL A             COM      029912201   12,116     319,896    SH          SOLE
CARRIER1 INTL SA - ADR                 COM      144500303    3,001     980,000    SH          SOLE
CITADEL COMMUNICATIONS CORP            COM      172853202    3,877     323,100    SH          SOLE
CLEAR CHANNEL COMMUNICATIONS INC       COM      184502102    5,813     120,000    SH          SOLE
CUMULUS MEDIA INC                      COM      231082108    1,419     391,500    SH          SOLE
GEMSTAR-TV GUIDE INT'L INC.            COM      36866W106    5,074     110,000    SH          SOLE
GENERAL MOTORS CORP - CLASS H          COM      370442832    6,670     290,000    SH          SOLE
GETTY IMAGES INC                       COM      374276103   11,603     362,600    SH          SOLE
ILLUMINET HOLDINGS INC                 COM      452334105   10,015     436,600    SH          SOLE
INTERNET PICTURES CORP                 COM      46059S101    1,529   1,578,800    SH          SOLE
JUPITER MEDIA METRIX INC.              COM      48206U104    4,891     525,200    SH          SOLE
LAMAR ADVERTISING CO                   COM      512815101    6,136     159,000    SH          SOLE
PEGASUS COMMUNICATIONS CORP            COM      705904100    9,656     375,000    SH          SOLE
PINNACLE HOLDINGS INC                  COM      72346N101    7,821     863,000    SH          SOLE
SBA COMMUNICATIONS CORP                COM      78388J106    3,848      93,700    SH          SOLE
SPRINT CORP (FON GROUP)                COM      852061100    6,602     325,000    SH          SOLE
SPRINT CORP (PCS GROUP)                COM      852061506    6,131     300,000    SH          SOLE
TICKETMASTER ONLINE-CITYSEARCH INC     COM      88633P203      473      56,500    SH          SOLE
WESTERN WIRELESS CORP - CL A           COM      95988E204    8,582     219,000    SH          SOLE
XM SATELLITE RADIO HOLDINGS INC        COM      983759101    4,578     285,000    SH          SOLE
Total                                                      119,835



                                                     FORM 13F INFORMATION TABLE

                                              VOTING AUTHORITY
       NAME OF ISSUER                   SOLE         SHARED     NONE

AMERICAN TOWER CORP - CL A                319,896
CARRIER1 INTL SA - ADR                    980,000
CITADEL COMMUNICATIONS CORP               323,100
CLEAR CHANNEL COMMUNICATIONS INC          120,000
CUMULUS MEDIA INC                         391,500
GEMSTAR-TV GUIDE INT'L INC.               110,000
GENERAL MOTORS CORP - CLASS H             290,000
GETTY IMAGES INC                          362,600
ILLUMINET HOLDINGS INC                    436,600
INTERNET PICTURES CORP                  1,578,800
JUPITER MEDIA METRIX INC.                 525,200
LAMAR ADVERTISING CO                      159,000
PEGASUS COMMUNICATIONS CORP               375,000
PINNACLE HOLDINGS INC                     863,000
SBA COMMUNICATIONS CORP                    93,700
SPRINT CORP (FON GROUP)                   325,000
SPRINT CORP (PCS GROUP)                   300,000
TICKETMASTER ONLINE-CITYSEARCH INC         56,500
WESTERN WIRELESS CORP - CL A              219,000
XM SATELLITE RADIO HOLDINGS INC           285,000
Total
